Long-term Debt - Debentures (Details) - Convertible unsecured debentures				12 Months Ended
	Mar. 09, 2022 $ / shares	Mar. 07, 2019 USD ($)	Mar. 07, 2019 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($)
Long-term Debt
Principal amount			$ 15,000,000
Interest rate			8.00%
Principal amount denomination for conversion to common stock		$ 807	$ 1,000
Conversion ratio		0.19231	0.19231
Conversion price of mandated conversion | $ / shares	$ 5.20
Amount of debt converted					$ 10,959,000
Fair value of debentures				$ 10,683,000			$ 13,665,000
Borrowings				0		$ 0		$ 11,784,000
Gains (losses) on change in the fair value				$ (1,150,000)